FAIR VALUE MEASUREMENTS - Fair value information on recurring basis (Details) - Digital Health Acquisition Corp. - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
PIPE Forward Contract		$ 170,666
Extension Note - Bifurcated Derivative
FAIR VALUE MEASUREMENTS
Fair Value	$ 22,872
ELOC
FAIR VALUE MEASUREMENTS
Fair Value	203,720
Additional Bridge Notes
FAIR VALUE MEASUREMENTS
Fair Value	102,726
Exchange Note
FAIR VALUE MEASUREMENTS
Fair Value	2,621,558
Bridge Note - Bifurcated Derivative
FAIR VALUE MEASUREMENTS
Fair Value		364,711
Level 3
FAIR VALUE MEASUREMENTS
PIPE Forward Contract		170,666
Level 3 | Extension Note - Bifurcated Derivative
FAIR VALUE MEASUREMENTS
Fair Value	22,872
Level 3 | ELOC
FAIR VALUE MEASUREMENTS
Fair Value	203,720
Level 3 | Additional Bridge Notes
FAIR VALUE MEASUREMENTS
Fair Value	102,726
Level 3 | Exchange Note
FAIR VALUE MEASUREMENTS
Fair Value	$ 2,621,558
Level 3 | Bridge Note - Bifurcated Derivative
FAIR VALUE MEASUREMENTS
Fair Value		$ 364,711